Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.8050
Maximum Aggregate Offering Price	$ 80,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,117.05
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), an indeterminable number of additional securities are also being registered to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents up to an aggregate of 100,000,000 Class A ordinary shares, consisting of (i) 50,000,000 Class A Ordinary Shares issuable by the Company to White Lion Capital, LLC (“White Lion”) in connection with the Common Stock Purchase Agreement dated as of November 21, 2024, by and between the Company and White Lion; and (ii) 50,000,000 Class A Ordinary Shares issuable to JAK Opportunities VI LLC upon the conversion of (a) the Remaining Additional Notes, (b) the senior convertible notes exchanged on August 8, 2024, (c) the exercise of the Series A warrants to purchase Class A Ordinary Shares, (d) the exercise of Series B warrants to purchase Class A Ordinary Shares, (e) the exercise of Series C warrants to purchase Class A Ordinary Shares, and (f) the New CB Initial Note.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on the Nasdaq Capital Market on February 27, 2026, in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.